SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Long-term payments of leaseback, current	[1]	$ 1,242,154	$ 307,694
Equipment purchase payable	[2]	839,220	987,811
Service fee payable	[3]	717,269
Deferred underwriter commission payable	[4]	662,500
Tax payable	[5]	402,564	27,545
Advance from customer		262,216	304,488
Payroll and welfare payable		196,234	173,925
Interest payable		156,598	161,043
Loan from third parties	[6]	121,375
Others		74,746	69,378
Long-term payable, current portion			7,445
Total		$ 4,674,876	$ 2,039,329

[1]	During the years ended December 31, 2022, 2023 and 2024, the Company continuously entered into certain sale-and-leaseback arrangements for the purpose of obtaining financing. As a result of the available repurchase option, for accounting purposes these sale-and-leaseback arrangements are accounted for as a financing rather than a sale. Loans payables resulted from such financing were pledged by the Company’s machinery and equipment, amounted to US$
[2]	On March 19, 2025, the debt of $
[3]	The balance mainly consists of Nasdaq deferred entry fee, financial advisory fees, initial public offering success fees, De-SPAC activity fees and legal fees which were predominant fees for professional intermediary services that the Company incurred in the process of going public.
[4]	The balance includes the $
[5]	The types of tax payable mainly include Cetus Capital’s excise tax payable and franchise tax payable, as well as the value-added tax payable of other subsidiaries in China.
[6]	The balance includes (i) an interest-free loan from Jiandong Zhang in the amount of US$